UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Parametric Structured Currency Fund

Eaton Vance

Parametric Structured Currency Fund

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 101.4%

U.S. Treasury Obligations — 68.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/13/12	$700	$699,815
U.S. Treasury Bill, 0.00%, 5/2/13	1,400	1,398,696

Total U.S. Treasury Obligations (identified cost $2,098,154)		$2,098,511

Other — 32.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(1)	$992	$992,066

Total Other (identified cost $992,066)		$992,066

Total Short-Term Investments (identified cost $3,090,220)		$3,090,577

Other Assets, Less Liabilities — (1.4)%		$(43,979)

Net Assets — 100.0%		$3,046,598

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2012 was $440.

A summary of open financial instruments at August 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/27/12	Australian Dollar 98,275	United States Dollar 102,741	State Street Bank and Trust Co.	$(1,415)
9/27/12	Brazilian Real 209,473	United States Dollar 102,829	State Street Bank and Trust Co.	(14)
9/27/12	British Pound Sterling 65,647	United States Dollar 102,944	State Street Bank and Trust Co.	1,285

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)
9/27/12	Canadian Dollar 102,265	United States Dollar 102,974	State Street Bank and Trust Co.	$720
9/27/12	Chilean Peso 49,881,999	United States Dollar 102,871	State Street Bank and Trust Co.	620
9/27/12	Colombian Peso 185,769,717	United States Dollar 102,545	State Street Bank and Trust Co.	(1,093)
9/27/12	Czech Koruna 2,097,743	United States Dollar 103,329	State Street Bank and Trust Co.	2,788
9/27/12	Euro 83,429	United States Dollar 102,851	State Street Bank and Trust Co.	2,109
9/27/12	Hungarian Forint 23,477,021	United States Dollar 103,105	State Street Bank and Trust Co.	496
9/27/12	Indian Rupee 5,752,573	United States Dollar 102,468	State Street Bank and Trust Co.	813
9/27/12	Indonesian Rupiah 982,541,686	United States Dollar 103,111	State Street Bank and Trust Co.	(577)
9/27/12	Israeli Shekel 418,267	United States Dollar 103,433	State Street Bank and Trust Co.	654
9/27/12	Japanese Yen 8,058,603	United States Dollar 102,332	State Street Bank and Trust Co.	611
9/27/12	Malaysian Ringgit 321,680	United States Dollar 102,895	State Street Bank and Trust Co.	229
9/27/12	Mexican Peso 1,358,473	United States Dollar 102,762	State Street Bank and Trust Co.	(100)
9/27/12	New Taiwan Dollar 3,086,878	United States Dollar 102,999	State Street Bank and Trust Co.	219
9/27/12	New Turkish Lira 185,932	United States Dollar 102,554	State Street Bank and Trust Co.	(684)
9/27/12	New Zealand Dollar 127,599	United States Dollar 102,600	State Street Bank and Trust Co.	(236)
9/27/12	Norwegian Krone 612,704	United States Dollar 103,130	State Street Bank and Trust Co.	2,508
9/27/12	Peruvian New Sol 270,335	United States Dollar 102,946	State Street Bank and Trust Co.	368
9/27/12	Philippine Peso 4,316,754	United States Dollar 102,584	State Street Bank and Trust Co.	12
9/27/12	Polish Zloty 342,781	United States Dollar 102,861	State Street Bank and Trust Co.	288
9/27/12	Russian Ruble 3,303,109	United States Dollar 103,158	State Street Bank and Trust Co.	(1,068)
9/27/12	Singapore Dollar 128,270	United States Dollar 102,832	State Street Bank and Trust Co.	71
9/27/12	South African Rand 843,914	United States Dollar 102,953	State Street Bank and Trust Co.	(2,825)
9/27/12	South Korean Won 116,798,761	United States Dollar 102,997	State Street Bank and Trust Co.	(15)
9/27/12	Swedish Krona 691,764	United States Dollar 103,168	State Street Bank and Trust Co.	1,200
9/27/12	Swiss Franc 100,169	United States Dollar 102,860	State Street Bank and Trust Co.	2,098
9/27/12	Thai Baht 3,247,714	United States Dollar 102,966	State Street Bank and Trust Co.	519
9/27/12	Yuan Renminbi 653,788	United States Dollar 102,975	State Street Bank and Trust Co.	(12)

Total		$ 3,086,773		$9,569

At August 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund engages in forward foreign currency exchange contracts to seek return, or as a substitute for the purchase of securities or currencies.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $17,608 and $8,039, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,090,220

Gross unrealized appreciation	$357
Gross unrealized depreciation	—

Net unrealized appreciation	$357

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
U.S. Treasury Obligations	$—	$2,098,511	$—	$2,098,511
Other	—	992,066	—	992,066
Total Investments	$—	$3,090,577	$—	$3,090,577
Forward Foreign Currency Exchange Contracts	$—	$17,608	$—	$17,608
Total	$—	$3,108,185	$—	$3,108,185

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(8,039)	$—	$(8,039)
Total	$—	$(8,039)	$—	$(8,039)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012